Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) [Line Items]
Overdue receivables	$ 1,056,393	$ 1,090,066
Active customers, description	More than 50% of the Company’s customers have been active with the Company for over four years
Allowance for doubtful accounts	$ 1,056,393
Allowance for doubtful accounts		$ 1,090,066
Customer One [Member]
Financial Instruments (Details) [Line Items]
Revenue percentage	28.00%	24.00%